Notes Receivable	12 Months Ended
Dec. 31, 2024
Notes Receivable [Abstract]
NOTES RECEIVABLE

NOTE 12 - NOTES RECEIVABLE

Notes receivable are summarized as follows:

	December 31,	December 31,
	2024	2023
Notes receivable as below:
Bank acceptance notes	$346,202	$-
Commercial acceptance notes	-	124,473,111	*
Notes receivable	$346,202	$124,473,111

*	As of December 31, 2023, there was $124,473,111 notes receivable from unrelated parties, among which $60.8 million was due on January 3, 2024 and $63.7 million was due on January 5, 2024. By end of January 2024, $124,473,111 notes receivable was wholly settled with cash collection subsequently.